Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Life
Tooling and equipment are stated at cost. Depreciation of tooling and equipment is provided for using the straight-line method over the following estimated useful lives:

Computers and Software	3 years
Manufacturing Equipment	5 years
Tooling	3 years
Furniture and Equipment	5 years